STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Summary of Stock Awards Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Shares or Units
Beginning balance (in shares)	1,923	1,901
Granted (in shares)	4,041	2,208
Released (in shares)	(2,164)	(1,627)
Forfeited (in shares)	(203)	(559)
Ending balance (in shares)	3,597	1,923
Weighted-Average Grant-Date Fair Value
Beginning balance (in dollars per share)	$ 11.02	$ 24.42
Granted (in dollars per share)	4.55	6.87
Released (in dollars per share)	7.51	19.53
Forfeited (in dollars per share)	18.43	15.43
Ending balance (in dollars per share)	$ 5.44	$ 11.02